Employee Benefit Plans - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Person shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits Disclosure [Line Items]
Minimum employment period for benefits	30 days
Employee Stock Ownership Plan Shares held	24,600,000
Postemployment benefits liability | $	$ 19.5	$ 21.7
Compensation, Percentage	100.00%
Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Aggregate fair value of the restricted equity awards that vested during the period | $	$ 130.5	77.0	$ 105.4
Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	11 months
Total pretax intrinsic value of options exercised and restricted stock vested | $	$ 2.2	$ 3.0	$ 2.2
Executive Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Common shares reserved for issuance under executive deferred compensation plan	11,100,000
2010 Equity Incentive Plan | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized	18,000,000.0
2015 Equity Incentive Plan | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized	13,000,000.0
2003 Directors Equity Incentive Plan | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized	0
2003 Directors Equity Incentive Plan | Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized	0
2017 Directors Equity Incentive Plan | Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized	500,000
Performance Based Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Estimated Number Of Participants | Person	45
Performance Based Restricted Equity Awards | Insurance Operating Results | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Performance Based Restricted Equity Awards | Insurance Operating Results | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	250.00%	250.00%	250.00%	250.00%	250.00%	200.00%
Performance Based Restricted Equity Awards | Investment Results | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Performance Based Restricted Equity Awards | Investment Results | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Performance Based Restricted Equity Awards | Growth in percentage of auto policies bundled with other specified types of policies [Member] | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount			100.00%
Performance Based Restricted Equity Awards | Growth in percentage of auto policies bundled with other specified types of policies [Member] | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount			200.00%
Performance Based Restricted Equity Awards | Growth in percentage of auto policies bundled with other specified types of policies, performance objective not achieved
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount			0.00%
Performance Based Restricted Equity Awards | Unit growth in a particular customer segment [Member] | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	85.00%	85.00%
Performance Based Restricted Equity Awards | Unit growth in a particular customer segment [Member] | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	150.00%	150.00%
Performance Based Restricted Equity Awards | Unit growth in a particular customer segment, performance objective not achieved
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	0.00%	0.00%
Defined Contribution Pension Plan 401k
Employee Benefits Disclosure [Line Items]
Matching contributions | $	$ 97.3	$ 86.8	$ 79.1
Defined Contribution Pension Plan 401k | Upper Limit
Employee Benefits Disclosure [Line Items]
Matching contribution to defined contribution pension plan	6.00%
Vesting tranche one | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	3 years
Vesting tranche two | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	4 years
Vesting tranche three | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	5 years
Cash [Member]
Employee Benefits Disclosure [Line Items]
Compensation, Percentage	40.00%
Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Compensation, Percentage	60.00%